FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-marketable securities	$ 4,719	¥ 387,000	¥ 399,000